Income Tax - Movements of Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax [Line Items]
Effect of Retrospective Applicationof IFRS 9 (Note 5)		$ (883)
Recognized in Profit or Loss	$ (208)	101	$ (1,404)
Recognized in Other Comprehensive Income	450	347	349
Deferred tax asset [Member]
Income tax [Line Items]
Beginning balance	2,730	2,322	2,061
Recognized in Profit or Loss	374	64	(86)
Recognized in Other Comprehensive Income	450	344	347
Ending balance	3,554	2,730	2,322
Deferred tax asset [Member] | Present value of funded defined benefit obligation [Member]
Income tax [Line Items]
Beginning balance	1,723	1,374	1,206
Recognized in Profit or Loss	134	5	(179)
Recognized in Other Comprehensive Income	450	344	347
Ending balance	2,307	1,723	1,374
Deferred tax asset [Member] | Allowance for doubtful accounts [Member]
Income tax [Line Items]
Beginning balance	289	230	169
Recognized in Profit or Loss	146	59	61
Ending balance	435	289	230
Deferred tax asset [Member] | Share of profits of associates and joint ventures accounted for using equity method [Member]
Income tax [Line Items]
Beginning balance	331	330	325
Recognized in Profit or Loss	58	1	5
Ending balance	389	331	330
Deferred tax asset [Member] | Impairment loss on property, plant and equipment [Member]
Income tax [Line Items]
Beginning balance	112	122	44
Recognized in Profit or Loss	(19)	(10)	78
Ending balance	93	112	122
Deferred tax asset [Member] | Deferred revenue [Member]
Income tax [Line Items]
Beginning balance	106	117	136
Recognized in Profit or Loss	5	(11)	(19)
Ending balance	111	106	117
Deferred tax asset [Member] | Valuation loss on inventory [Member]
Income tax [Line Items]
Beginning balance	23	20	33
Recognized in Profit or Loss	65	3	(13)
Ending balance	88	23	20
Deferred tax asset [Member] | Accrued award credits liabilities [Member]
Income tax [Line Items]
Beginning balance	15	20	22
Recognized in Profit or Loss	(1)	(5)	(2)
Ending balance	14	15	20
Deferred tax asset [Member] | Warranties [Member]
Income tax [Line Items]
Beginning balance	22	19	18
Recognized in Profit or Loss	4	3	1
Ending balance	26	22	19
Deferred tax asset [Member] | Property, plant and equipment [member]
Income tax [Line Items]
Beginning balance	2	2	2
Ending balance	2	2	2
Deferred tax asset [Member] | Unrealised foreign exchange gains (losses) [Member]
Income tax [Line Items]
Beginning balance	17	0	18
Effect of Retrospective Applicationof IFRS 9 (Note 5)	0
Recognized in Profit or Loss	(16)	17	(18)
Ending balance	1	17	0
Deferred tax asset [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	29	34	40
Recognized in Profit or Loss	8	(5)	(6)
Ending balance	37	29	34
Deferred tax asset [Member] | Temporary differences [Member]
Income tax [Line Items]
Beginning balance	2,684	2,268	2,013
Recognized in Profit or Loss	379	72	(92)
Recognized in Other Comprehensive Income	450	344	347
Ending balance	3,513	2,684	2,268
Deferred tax asset [Member] | Unused tax losses [Member]
Income tax [Line Items]
Beginning balance	46	54	48
Recognized in Profit or Loss	(5)	(8)	6
Ending balance	41	46	54
Deferred tax asset [Member] | Trade-in right [Member]
Income tax [Line Items]
Beginning balance	15	0
Effect of Retrospective Applicationof IFRS 9 (Note 5)	0
Recognized in Profit or Loss	(5)	15
Ending balance	10	15	0
Deferred tax liability [Member]
Income tax [Line Items]
Beginning balance	(1,430)	(1,464)	(148)
Effect of Retrospective Applicationof IFRS 9 (Note 5)	1
Recognized in Profit or Loss	(563)	31	(1,318)
Recognized in Other Comprehensive Income		3	2
Ending balance	(1,992)	(1,430)	(1,464)
Deferred tax liability [Member] | Present value of funded defined benefit obligation [Member]
Income tax [Line Items]
Beginning balance	(1,265)	(1,269)	(1)
Recognized in Profit or Loss	(567)	4	(1,268)
Ending balance	(1,832)	(1,265)	(1,269)
Deferred tax liability [Member] | Unrealised foreign exchange gains (losses) [Member]
Income tax [Line Items]
Beginning balance	0	(10)	(1)
Recognized in Profit or Loss	(1)	10	(9)
Ending balance	(1)	0	(10)
Deferred tax liability [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	(1)	(1)	(1)
Recognized in Profit or Loss	0	0	0
Ending balance	(1)	(1)	(1)
Deferred tax liability [Member] | Land value incremental tax [Member]
Income tax [Line Items]
Beginning balance	(95)	(95)	(95)
Ending balance	(95)	(95)	(95)
Deferred tax liability [Member] | Deferred revenue for award credits [Member]
Income tax [Line Items]
Beginning balance	(29)	(46)	(2)
Recognized in Profit or Loss	(2)	17	(44)
Ending balance	(31)	(29)	(46)
Deferred tax liability [Member] | Intangible assets and goodwill [member]
Income tax [Line Items]
Beginning balance	(39)	(40)	(43)
Recognized in Profit or Loss	7	1	3
Ending balance	(32)	(39)	(40)
Deferred tax liability [Member] | Valuation gain or loss on financial instruments, net [Member]
Income tax [Line Items]
Beginning balance	(1)	(3)	(5)
Effect of Retrospective Applicationof IFRS 9 (Note 5)	1
Recognized in Profit or Loss	0	(1)	0
Recognized in Other Comprehensive Income	0	3	2
Ending balance	$ 0	$ (1)	$ (3)